Document and Entity Information	12 Months Ended
Sep. 30, 2017 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Kingtone Wirelessinfo Solution Holding Ltd
Entity Central Index Key	0001487839
Trading Symbol	KONE
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Document Type	20-F
Document Period End Date	Sep. 30, 2017
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	1,405,000